Income taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2018 - 26.5%). The differences are as follows:

	2019	2018
Expected income tax expense at Canadian statutory rate	$147,093	$35,102
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(27,703)	(28,064)
Adjustments from investments carried at fair value	(60,730)	25,870
Non-controlling interests share of income	16,991	29,637
Non-deductible acquisition costs	2,500	4,267
Tax credits	(9,332)	(1,419)
Adjustment relating to prior periods	(1,240)	3,673
U.S. Tax reform and related deferred tax adjustments (1)	—	(18,363)
Other	2,538	2,669
Income tax expense	$70,117	$53,372

(1) In 2017, the Tax Cuts and Jobs Act ("Tax Act") implemented significant changes to U.S. tax legislation, including a reduction in the U.S. federal corporate income tax from 35% to 21%, effective January 1, 2018. The Company’s U.S. entities were required to remeasure their deferred tax assets and liabilities at the new corporate income tax rate as at the date of enactment.  In 2018, an adjustment related to the implementation of U.S. Tax Reform  resulted in a non-cash accounting benefit of $18,363, which was recorded in the Company's 2018 consolidated statement of operations.
For the years ended December 31, 2019 and 2018, earnings before income taxes consist of the following:

	2019	2018
Canada	$351,908	$(109,537)
U.S.	203,159	241,998
	$555,067	$132,461

Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2019
Canada	$6,695	$17,607	$24,302
United States	9,736	36,079	45,815
	$16,431	$53,686	$70,117
Year ended December 31, 2018
Canada	$2,872	$(14,197)	$(11,325)
United States	8,475	56,222	64,697
	$11,347	$42,025	$53,372

18.	Income taxes (continued)
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2019 and 2018 are presented below:

	2019	2018
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$382,448	$329,099
Pension and OPEB	54,113	48,586
Environmental obligation	15,541	14,790
Regulatory liabilities	160,200	161,560
Other	59,103	45,193
Total deferred income tax assets	$671,405	$599,228
Less: valuation allowance	(29,447)	(28,018)
Total deferred tax assets	$641,958	$571,210
Deferred tax liabilities:
Property, plant and equipment	$707,185	$653,962
Outside basis in partnership	235,063	167,659
Regulatory accounts	145,852	113,758
Other	14,811	7,561
Total deferred tax liabilities	$1,102,911	$942,940
Net deferred tax liabilities	$(460,953)	$(371,730)
Consolidated balance sheets classification:
Deferred tax assets	$30,585	$72,415
Deferred tax liabilities	(491,538)	(444,145)
Net deferred tax liabilities	$(460,953)	$(371,730)

The valuation allowance for deferred tax assets as at December 31, 2019 was $29,447 (2018 - $28,018). The valuation allowance primarily relates to operating losses that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment.
As of December 31, 2019, the Company had non-capital losses carried forward available to reduce future years' taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2020 and onwards	$1,091,322

The Company has provided for deferred income taxes for the estimated tax cost of distributed earnings of certain of its subsidiaries. Deferred income taxes have not been provided on approximately $370,682 of undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings are indefinitely reinvested and should not give rise to additional tax liabilities. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.